Taxes (Disclosure of detailed information about recognized tax recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net income/(loss) and comprehensive loss for the period	$ (36,331,278)	$ (7,530,178)
Statutory rate	21.00%	21.00%
Tax using statutory rate	$ (7,629,568)	$ (1,581,337)
Income tax attributed to Non-controlling interest
Pre BCA date	9,622,919	1,581,337
Non controlling interest	(1,993,351)	0
Change in tax status	2,832,215	0
Tax recovery recognized in net income/(loss) for the period	$ (2,832,215)	$ 0